Acquisitions (Details) (USD $) In Thousands, unless otherwise specified										3 Months Ended
	Dec. 31, 2012	Dec. 10, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011 Northgate Mall [Member]	Dec. 26, 2012 Imperial Valley Mall [Member]	Dec. 27, 2012 Kirkwood Mall [Member]	May 16, 2012 Dakota Square Mall [Member]	Jun. 30, 2012 Outlet Shoppes at Gettysburg [Member]	Apr. 17, 2012 Outlet Shoppes at Gettysburg [Member]	Apr. 20, 2012 Outlet Shoppes at El Paso [Member]	Mar. 31, 2012 Outlet Shoppes at El Paso [Member]	Apr. 20, 2012 Outlet Shoppes at El Paso and El Paso Outparcels [Member]	Dec. 31, 2012 Kirkwood, Dakota, Gettysburg, El Paso Purchases [Member]	Oct. 31, 2010 Parkway Place, L.P. [Member] Parkway Place [Member]	Dec. 26, 2012 Imperial Valley Mall [Member]	Apr. 20, 2012 The Outlet Shoppes at El Paso vacant land [Member] El Paso Outlet Outparcels, LLC [Member]	Apr. 20, 2012 Outlet Shoppes at El Paso [Member]	Dec. 27, 2012 Kirkwood Mall Mezz, LLC [Member]
Business Acquisition [Line Items]
Percentage of interest acquired		30.00%					40.00%				50.00%					50.00%		50.00%	75.00%	49.00%
Fair value of real estate investment								$ 121,500						$ 116,775
Acquisition, purchase price						11,500		39,754	91,475		24,837	31,592		35,456				3,864
Debt Conversion, Converted Instrument, Amount										4,522
Business Acquisition, Cost of Acquired Entity, Cash Paid							15,500		32,474					28,594
Acquisition, transaction costs						672
Land	905,339			851,303		2,330		3,368	4,749		20,915	12,846			41,878		46,188
Buildings and improvements	7,228,293			6,777,776		8,220		113,686	84,086		19,750	92,305			309,827		68,723
Investments in unconsolidated affiliates	259,810			304,710				0	0			3,864			3,864
Tenant Improvements								5,198	2,426		2,134	3,845			13,603		1,826
Above-market leases						2,030		4,827	2,233		1,097	2,912			11,069		4,382
In-place leases						1,570		12,121	12,489		9,282	15,629			49,521		17,591
Total assets	7,089,736			6,719,428	7,506,554	14,150		139,200	105,983		53,178	131,401			429,762		138,710
Business Acquisition, Purchase Price Allocation, Liabilities Assumed							(21,018)	(40,368)	(59,001)		(40,631)	(66,924)		(66,924)	(206,924)	(20,944)	(52,546)			(40,368)
Debt Instrument, Unamortized Discount (Premium), Net	(12,830)							(2,970)	(3,040)		0	(7,700)		7,700	(13,710)		(1,624)
Business Acquisition, Purchase Price Allocation, Mortgage Notes Payable Premium, Company share											20,315	5,775
Below-market leases						(2,650)		(14,730)	(11,468)		(3,503)	(6,926)			(36,627)		(3,546)
Partners' Capital Attributable to Noncontrolling Interest								(41,378)	0		(4,522)	(14,395)			(60,295)		(65,494)
Net assets acquired						11,500		39,754	32,474		4,522	35,456			112,206		15,500
Total consideration in combination							36,518									38,775
Business combination, cash paid																17,831
Business Acquisition, Preexisting Relationship, Gain (Loss) Recognized							45,072									888
Joint Venture Partner Interest, Ownership Percentage																				51.00%
Fixed interest, percentage rate			5.00%					5.75%	6.23%		5.87%			7.06%
Business Acquisition, Purchase Price Allocation, Mortgage Notes Payable Premium									3,040
Business Acquisition Mortgage Notes Payable Fair Value Interest Rate Assumed Percentage								4.25%	4.75%			4.75%
Receivable with Imputed Interest, Face Amount													$ 9,150